Consolidated statement of cash flows (Parenthetical) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Statement of cash flows [abstract]
Interest received	$ 22,011	$ 20,414	$ 19,761
Interest paid	7,146	6,143	6,552
Dividends received	$ 800	$ 1,097	$ 801